SUBSEQUENT EVENTS (Details Narrative) - USD ($)										3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 07, 2023	Feb. 17, 2023	Feb. 06, 2023	Feb. 01, 2023	Jan. 24, 2023	Jan. 20, 2023	Jan. 16, 2023	Jan. 09, 2023	Jan. 04, 2023	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 06, 2023	Jun. 30, 2023	Mar. 07, 2022	Nov. 18, 2020
Subsequent Event [Line Items]
Notes payable												$ 4,023,358	$ 3,491,766		$ 3,873,513
Debt face amount																	$ 100,000
Common stock par value												$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt conversion price per shares																	$ 160
Debt interest rate												16.00%
Debt Instrument, Increase, Accrued Interest												$ 70,500
Common stock issued for conversion of preferred stock													$ 827,106
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares													10,419
Common stock issued for conversion of preferred stock										$ 108	$ 108	$ 108	$ 18
Common stock issued for conversion of preferred stock, shares										108,000	108,000	108,000	18,024
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion price per shares					$ 0.25
Debt Conversion, Converted Instrument, Amount					$ 300,000
Debt Instrument, Term					1 year
Debt Conversion, Original Debt, Amount					$ 50,000
Subsequent Event [Member] | Mast Hill Fund [Member]
Subsequent Event [Line Items]
Common stock issued for conversion of preferred stock		$ 21,638		$ 13,023
Sale of stock consideration received on transaction		$ 4,197		$ 14,949
Common stock issued for conversion of preferred stock, shares		179,000		165,000
Subsequent Event [Member] | Westland Properties L L C [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock consideration received on transaction			$ 15,000
Common stock issued for conversion of preferred stock, shares			118,858
Subsequent Event [Member] | Purchase Agreement [Member] | Investor One [Member]
Subsequent Event [Line Items]
Debt face amount														$ 812,500.00
Common stock par value														$ 0.01
Debt conversion price per shares														$ 0.005
Debt interest rate														30.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Investor Two [Member]
Subsequent Event [Line Items]
Debt face amount														$ 718,750.00
Debt conversion price per shares														$ 0.005
Debt interest rate														12.00%
Issuance of notes percentage														15.00%
Root Ventures L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares	2,049,180
Notes payable	$ 25,000
Debt face amount							$ 23,027
Debt Conversion, Converted Instrument, Shares Issued							139,557
G S Capital Partners L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt face amount									$ 15,000
Debt Instrument, Increase, Accrued Interest									$ 1,209
Debt Conversion, Converted Instrument, Shares Issued									97,761
Westland Properties L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt face amount								$ 15,000
Debt Conversion, Converted Instrument, Shares Issued								83,333
Fast Capital L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt face amount						$ 20,000
Debt Conversion, Converted Instrument, Shares Issued						139,500